Relief and Recovery Fund Payable	12 Months Ended
Sep. 30, 2024
Relief And Recovery Fund Payable
Relief and Recovery Fund Payable

18.	Relief and Recovery Fund Payable

The Relief and recovery fund is created by the Ministry of Economic Development to support the Company to recover from economic disruption associated with the COVID-19 outbreak. An amount of $300 (Cdn 380) was received as at September 30, 2021. The funding bears no interest, and the Company is required to repay in equal monthly payments for 5 years starting from April 1, 2023. The Company discounted the loan to the present value using the discount rate of 50%. Interest expense booked for the financial year ending September 30, 2024 is $48 (September 30, 2023: $33).